Finance Receivables And Loans, Net (Average Balance And Interest Income Of Impaired Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Average balance	$ 1,109	$ 1,160	$ 1,934
Impaired Financing Receivable, Interest Income, Accrual Method	55	58	49
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average balance	131	35	0
Impaired Financing Receivable, Interest Income, Accrual Method	12	2	0
Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Average balance	693	553	484
Impaired Financing Receivable, Interest Income, Accrual Method	28	22	19
First Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Average balance	598	463	405
Impaired Financing Receivable, Interest Income, Accrual Method	24	18	15
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Average balance	95	90	79
Impaired Financing Receivable, Interest Income, Accrual Method	4	4	4
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Average balance	285	572	1,450
Impaired Financing Receivable, Interest Income, Accrual Method	15	34	30
Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Average balance	178	303	335
Impaired Financing Receivable, Interest Income, Accrual Method	8	19	13
Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Average balance	5	19	53
Impaired Financing Receivable, Interest Income, Accrual Method	0	6	2
Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Average balance	32	84	650
Impaired Financing Receivable, Interest Income, Accrual Method	6	1	6
Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Average balance	64	126	275
Impaired Financing Receivable, Interest Income, Accrual Method	1	7	3
Commercial Real Estate Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Average balance	6	40	137
Impaired Financing Receivable, Interest Income, Accrual Method	$ 0	$ 1	$ 6